Retirement and Pension Plans (Schedule of Change in Benefit Obligations) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Benefit obligations at beginning of year	¥ 168,974		¥ 167,277
Service cost	6,117		5,933		5,944
Interest cost	3,315		3,646		3,730
Actuarial loss (gain)	(831)		3,729
Foreign currency exchange rate changes	(363)		549
Benefit obligations at end of year	165,637		168,974		167,277
Accumulated benefit obligations at March 31	164,942		168,377
Discount rate	2.60%	[1]	2.40%	[1]
Lump-Sum Payments [Member]
Benefits paid	(7,226)		(7,913)
Annuity Payments [Member]
Benefits paid	¥ (4,349)		¥ (4,247)

[1]	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.